INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

13) INCOME TAXES

Enerplus’ provision for income tax is as follows:

($ thousands)	2020	2019	2018
Current tax
Canada	$—	$(13,910)	$(400)
United States	(14,525)	(19,504)	(26,693)
Current tax expense/(recovery)	(14,525)	(33,414)	(27,093)
Deferred tax
Canada	$(24,584)	$11,023	$3,915
United States	(221,646)	70,252	126,389
Deferred tax expense/(recovery)	(246,230)	81,275	130,304
Income tax expense/(recovery)	$(260,755)	$47,861	$103,211

The following provides a reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes:

($ thousands)	2020	2019	2018
Income/(loss) before taxes
Canada	$(13,507)	$(437,571)	$104,204
United States	(1,170,615)	225,712	377,286
Total income/(loss) before taxes	(1,184,122)	(211,859)	481,490
Canadian statutory rate	24.00%	26.50%	27.00%
Expected income tax expense/(recovery)	$(284,189)	$(56,143)	$130,002
Impact on taxes resulting from:
Foreign and statutory rate differences	$(37,451)	$27,446	$(23,859)
Share-based compensation	2,073	(5,398)	(18,102)
Capital gains and losses	17,261	3,994	7,254
Change in valuation allowance	(31,195)	(22,038)	6,292
Amounts in respect of prior periods	8,905	(19,451)	—
Non-deductible goodwill impairment and other expenses	63,841	119,451	1,624
Income tax expense/(recovery)	$(260,755)	$47,861	$103,211

During the year, the Alberta corporate income tax rate change resulted in a decrease to the Canadian statutory rate by 2.5% for 2020.

The deferred income tax asset consists of the following:

As at December 31 ($ thousands)	2020	2019
Deferred income tax assets
Property, plant and equipment	$177,799	$59,896
Tax loss carry-forwards and other credits	385,934	383,600
Capital loss carryforwards and other capital items	141,880	154,532
Asset retirement obligation	31,793	33,569
Derivative financial instruments	3,723	—
Other assets	8,486	12,219
Deferred income tax assets before valuation allowance	749,615	643,816
Valuation allowance	(142,614)	(169,129)
Deferred income tax assets, net	607,001	474,687
Deferred income tax liabilities
Property, plant and equipment	$—	$(100,328)
Derivative financial instruments	—	(1,857)
Total deferred income tax liabilities	—	(102,185)
Total deferred income tax asset	$607,001	$372,502

In 2020, $14.5 million was reclassified from deferred income tax asset to income tax receivable for the recognition of the final portion of the AMT refund. As of December 31, 2020, all outstanding AMT refunds have been received.

Loss carryforwards available for tax reporting purposes:

As at December 31 ($ thousands)	2020	Expiration Date
Canada
Capital losses	$1,053,000	Indefinite
Non-capital losses	284,000	2031-2039
United States
Net operating losses – prior to 2018	$875,000	2030-2040
Net operating losses – 2018 and thereafter	316,000	Indefinite

Changes in the balance of Enerplus’ unrecognized tax benefits are as follows:

($ thousands)	2020	2019	2018
Balance, beginning of year	$—	$13,300	$13,300
Increase - tax positions in prior periods	21,030	—	—
Settlements	—	(13,300)	—
Balance, end of year	$21,030	$—	$13,300

If recognized, all of Enerplus’ unrecognized tax benefits as at December 31, 2020 would affect Enerplus’ effective income tax rate. It is not anticipated that the amount of unrecognized tax benefits will significantly change during the next 12 months.

A summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities are as follows:

Jurisdiction	Taxation Years
Canada – Federal	2015-2020
United States – Federal	2017-2020

Enerplus and its subsidiaries file income tax returns primarily in Canada and the United States. Matters in dispute with the taxation authorities are ongoing and in various stages of completion.